Accounts Receivable	12 Months Ended
Dec. 31, 2017
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Accounts Receivable
10.	Accounts Receivable

		December 31	December 31
(in thousands)	Note	2017	2016
Trade receivables from provisional concentrate sales, net of fair value adjustment	6	$1,398	$503
Other accounts receivables		1,796	1,813

Total accounts receivable		$3,194	$2,316